LEASES	12 Months Ended
Mar. 31, 2025
LEASES [Abstract]
LEASES
5.	LEASES

The Group has operating leases for its offices with terms ranging from two to three years. In April and September 2023, the Group entered into two new lease agreements, one for its corporate headquarters at Harbor City, Hong Kong, and the other for employee residence. The Group also has a finance lease for a printer, which is deemed not material for accounting purposes.
The components of lease costs are as follows:

	For the years ended March 31,
	2025	2024	2023
Operating lease costs	$532,552	$435,824	$98,721

The following table presents supplemental information related to the Group’s leases:

	For the years ended March 31,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$583,251	$382,675	$90,575
Lease term and discount rate
Weighted average remaining lease term (years)
Operating leases	0.84	1.82	0.08
Weighted average discount rate
Operating leases	5.13%	5.13%	5.13%

As of March 31, 2025, the future maturity of lease liabilities is as follows:

Years ended March 31,	Operating lease
2026	$476,263
2027	30,691
Total lease payments	506,954
Less: interest	(13,273)
Present value of lease liabilities	493,681
Less: Operating lease liabilities, current	(463,120)
Operating lease liabilities, non-current	$ 30,561